SIGNIFICANT ACCOUNTING POLICIES - Schedule of Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CDK Global, Inc.
Disclosure of subsidiaries [line items]
Economic interest	20.00%
Dealer software and technology services operations | Bridgemarq Real Estate Services
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	100.00%	100.00%
Dealer software and technology services operations | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	100.00%	100.00%
Dealer software and technology services operations | Greenergy Fuels Holding Limited
Disclosure of subsidiaries [line items]
Voting interest	88.00%	89.00%
Economic interest	18.00%	18.00%
Dealer software and technology services operations | Healthscope Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Dealer software and technology services operations | Ouro Verde Locação e Seviços S.A.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Dealer software and technology services operations | Unidas Locadora S.A.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Dealer software and technology services operations | Sagen MI Canada Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	41.00%	41.00%
Dealer software and technology services operations | IndoStar Capital Finance Limited
Disclosure of subsidiaries [line items]
Voting interest	56.00%	57.00%
Economic interest	20.00%	20.00%
Dealer software and technology services operations | Everise Holdings Pte Ltd.
Disclosure of subsidiaries [line items]
Voting interest	84.00%	100.00%
Economic interest	28.00%	36.00%
Dealer software and technology services operations | La Trobe Financial Services Pty Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	40.00%	0.00%
Dealer software and technology services operations | CDK Global, Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	29.00%	0.00%
Dealer software and technology services operations | Magnati - Sole Proprietorship LLC
Disclosure of subsidiaries [line items]
Voting interest	60.00%	0.00%
Economic interest	22.00%	0.00%
Engineered components manufacturing | Westinghouse Electric Company
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	44.00%	44.00%
Engineered components manufacturing | Altera Infrastructure L.P.
Disclosure of subsidiaries [line items]
Voting interest	99.00%	99.00%
Economic interest	43.00%	43.00%
Engineered components manufacturing | Modulaire Investments 2 S.à r.l.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	36.00%
Engineered components manufacturing | Scientific Games Corporation
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	36.00%	0.00%
Industrials | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest	70.00%	70.00%
Economic interest	26.00%	26.00%
Industrials | Schoeller Allibert Group B.V.
Disclosure of subsidiaries [line items]
Voting interest	52.00%	52.00%
Economic interest	14.00%	14.00%
Industrials | Ember Resources Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	46.00%	46.00%
Industrials | Clarios Global LP
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Industrials | Aldo Componentes Eletrônicos LTDA
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Industrials | DexKo Global Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	34.00%	35.00%